12. LOSS FROM IMPAIRMENT (Details) (Annual Report, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Impairment losses	$ 0	$ 885,233
Intellectual property-The Gator
Impairment losses		147,507
Intellectual property-licenses
Impairment losses		682,226
Investment in Visisys Technology
Impairment losses		$ 55,500